RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Additional Information (Details) kr in Millions	12 Months Ended
	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 USD ($) company item T	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Freight rate change		$ 1,000
Carrying value of fleet		1,674,800,000	$ 1,396,500,000
Market value of fleet (excluding undelivered newbuildings)		$ 1,632,600,000	$ 1,322,100,000
Threshold percentage of total voyage costs as cost of fuel oil consumed by vessels		61.10%	60.80%	55.30%
Percentage of bunker consumption hedged		6.50%	4.80%	3.30%
Percentage of bunker requirements for hedging instruments		2.60%	2.00%	2.10%
Number of bunker requirements covered for hedging instruments | T		13,590
Estimated total number of bunker requirements for hedging instruments | T		529,852
Percentage of sensitivity to changes in the bunker prices		10.00%
Number of Protection and Indemnity club | item		2
Aggregate insured value of hull and machinery and interest for TORM's owned vessels		$ 1,800,000,000	$ 1,500,000,000	$ 1,400,000,000
Percentage of freight revenues			17.00%
Average percentage of demurrage		98.70%	98.10%	97.00%
Percentage of total freight revenues as demurrage		13.10%	13.30%	13.20%
Percentage of forward freight agreements (FFAs) and fuel swaps		100.00%	100.00%	100.00%
Percentage of administrative expenses denominated in currencies other than USD		98.30%	98.30%	97.90%
Percentage of operating expenses denominated in currencies other than USD		20.10%	23.40%	24.50%
Percentage of administrative and operating expenses denominated in currencies in DKK and EUR		63.00%	64.10%	62.00%
Percentage of exposure to interest rate risk		72.90%	66.20%	63.20%
Total interest expense exposure		$ 37,400,000
Notional value of interest rate hedges covering		597,800,000
Liquidity reserve in cash		72,000,000	$ 127,000,000	$ 134,000,000
Undrawn credit facilities		$ 246,000,000
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate		6.5
Forecast
Disclosure of nature and extent of risks arising from financial instruments [line items]
Administrative and operating expenses | kr	kr 353.1
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of companies to diversify risk | company		16
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of companies to diversify risk | company		14
Working capital facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn credit facilities		$ 75,000,000